UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         MARCH 31, 2008
                                                  ----------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  GREAT POINT PARTNERS, LLC
              -----------------------------------------------------
Address:               165 MASON STREET - 3RD FLOOR
              -----------------------------------------------------
                       GREENWICH, CT  06830
              -----------------------------------------------------

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     DR. JEFFREY R. JAY, M.D.
              -----------------------------------------------------------------
Title:                    SENIOR MANAGING MEMBER
              -----------------------------------------------------------------
Phone:                    203-971-3300
              -----------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Dr. Jeffrey R. Jay, M.D.           Greenwich, CT          May 15, 2008
----------------------------------  ------------------------ ------------------
     [Signature]                        [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    13F File Number                    Name

    28-
       ----------------------------        ------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                            -----------

Form 13F Information Table Entry Total:        57
                                            -----------

Form 13F Information Table Value Total:     $  496,798
                                            -----------
                                            (thousands)


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                       2


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
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NAME OF ISSUER           TITLE OF              MARKET VALUE  SHARE/PRN  SHARE/ PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
                         CLASS     CUSIP       (USD)         AMOUNT     PRN    CALL  DISCRETION     MANAGERS    SOLE   SHARED NONE
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
AMAG
PHARMACEUTICALS INC       COM     00163U106   $16,172,000   400,000     SH          Shared-Defined None         400,000     0 None
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ABIOMED INC               COM     003654100   $36,967,000   2,813,300   SH          Shared-Defined None       2,813,300     0 None
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ADOLOR CORP               COM     00724X102   $16,224,000   3,550,000   SH          Shared-Defined None       3,550,000     0 None
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ADVOCAT INC               COM     007586100   $  2,286,000  209,000     SH          Shared-Defined None         209,000     0 None
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ALLIED HEALTHCARE
INTL INC.                 COM     01923A109   $  2,047,000  1,279,365   SH          Shared-Defined None       1,279,365     0 None
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ALTUS
PHARMACEUTICALS INC       COM     02216N105   $  7,579,000  1,665,683   SH          Shared-Defined None       1,665,683     0 None
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AMERIGROUP CORPORATION    COM     03073T102   $  6,737,000  246,500     SH          Shared-Defined None         246,500     0 None
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ANADYS
PHARMACEUTICALS, INC.     COM     03252Q408   $  2,723,000  1,791,189   SH          Shared-Defined None       1,791,189     0 None
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ANESIVA INC               COM     03460L100   $    636,000  200,000     SH          Shared-Defined None         200,000     0 None
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ARIAD
PHARMACEUTICALS INC       COM     04033A100   $    506,000  150,000     SH          Shared-Defined None         150,000     0 None
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ARQULE INC                COM     04269E107   $ 11,663,000  2,725,000   SH          Shared-Defined None       2,725,000     0 None
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ARTHROCARE CORP           COM     043136100   $  3,335,000  100,000     SH          Shared-Defined None         100,000     0 None
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AUXILIUM
PHARMACEUTICALS. INC.     COM     05334D107   $ 12,835,000  480,000     SH          Shared-Defined None         480,000     0 None
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AVALON
PHARMACEUTICALS INC       COM     05346P106   $  1,877,000  760,000     SH          Shared-Defined None         760,000     0 None
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CRYOLIFE INC              COM     228903100   $  1,692,000  180,000     SH          Shared-Defined None         180,000     0 None
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CYPRESS BIOSCIENCE INC    COM     232674507   $ 14,046,000  1,961,800   SH          Shared-Defined None       1,961,800     0 None
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DUSA
PHARMACEUTICALS INC       COM     266898105   $    756,000  300,000     SH          Shared-Defined None         300,000     0 None
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FIVE STAR QUALITY
CARE INC                  COM     33832D106   $ 16,034,000  2,525,000   SH          Shared-Defined None       2,525,000     0 None
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GENTIUM SPA
SPONSORED ADR             COM     37250B104   $  2,732,000  425,532     SH          Shared-Defined None         425,532     0 None
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GREATBATCH INC            COM     39153L106   $  3,222,000  175,000     SH          Shared-Defined None         175,000     0 None
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HEALTH NET INC            COM     42222G108   $  6,160,000  200,000     SH          Shared-Defined None         200,000     0 None
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HUMANA INC.               COM     444859102   $    336,000  7,500       SH          Shared-Defined None           7,500     0 None
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IDENIX
PHARMACEUTICALS, INC.     COM     45166R204   $  5,397,000  1,075,000   SH          Shared-Defined None       1,075,000     0 None
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INSPIRE
PHARMACEUTICALS INC       COM     457733103   $ 15,827,000  4,111,011   SH          Shared-Defined None       4,111,011     0 None
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CALL/ISPH(ZSAAU)
@ 7.5   EXP01/17/2009     CALL    457733103   $    375,000  5,000       SH    CALL  Shared-Defined None           5,000     0 None
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KERYX
BIOPHARMACEUTICALS INC    COM     492515101   $      9,000  15,000      SH          Shared-Defined None          15,000     0 None
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CALL/KERX(QKYFU)
@  7.5 EXP 06/21/2008     CALL    492515101   $      5,000  1,850       SH    CALL  Shared-Defined None           1,850     0 None
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KING
PHARAMACEUTICALS INC      COM     495582108   $  1,958,000  225,000     SH          Shared-Defined None         225,000     0 None
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KOSAN BIOSCIENCES INC     COM     50064W107   $  3,858,000  2,457,143   SH          Shared-Defined None       2,457,143     0 None
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MAXYGEN INC.              COM     577776107   $  4,548,000  704,082     SH          Shared-Defined None         704,082     0 None
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MC DONALDS CORP           COM     580135101   $    837,000  15,000      SH          Shared-Defined None          15,000     0 None
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MEDECISION INC.           COM     58406P102   $  2,732,000  1,797,297   SH          Shared-Defined None       1,797,297     0 None
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MEMORY
PHARMACEUTICALS CORP      COM     58606R403   $  4,923,000  9,845,200   SH          Shared-Defined None       9,845,200     0 None
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NPS
PHARMACEUTICALS INC       COM     62936P103   $ 12,635,000  3,239,818   SH          Shared-Defined None       3,239,818     0 None
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NEUROBIOLOGICAL
TECHNOLOGIES, INC         COM     64124W304   $  4,661,000  1,792,561   SH          Shared-Defined None       1,792,561     0 None
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NOVAMED INC               COM     66986W108   $  5,117,000  1,350,000   SH          Shared-Defined None       1,350,000     0 None
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ON-ASSIGNMENT INC         COM     682159108   $ 10,989,000  1,730,500   SH          Shared-Defined None       1,730,500     0 None
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PHARMANET DEVELOPMENT
GRP INC                   COM     717148100   $  6,981,000  276,700     SH          Shared-Defined None         276,700     0 None
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ULTRASHORT MSCI
EMERGING MARKETS
PROSHARES - ETF           ETF     74347R354   $  8,228,000  99,951      SH          Shared-Defined None          99,951     0 None
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ULTRASHORT MID CAP
400 PROSHRS ETF           ETF     74347R859   $ 44,029,000  690,000     SH          Shared-Defined None         690,000     0 None
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QUESTCOR
PHARMACEUTICALS INC       COM     74835Y101   $  9,212,000  2,236,000   SH          Shared-Defined None       2,236,000     0 None
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RTI BIOLOGICS, INC.       COM     74975N105   $  5,670,000  600,000     SH          Shared-Defined None         600,000     0 None
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RENOVIS, INC.             COM     759885106   $  3,717,000  1,575,000   SH          Shared-Defined None       1,575,000     0 None
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REPROS
THERAPEUTICS INC.         COM     76028H100   $  2,748,000  280,940     SH          Shared-Defined None         280,940     0 None
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SGX
PHARMACEUTICALS, INC.     COM     78423C108   $  1,613,000  1,186,257   SH          Shared-Defined None       1,186,257     0 None
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SCIELE PHARMA INC         COM     808627103   $  6,045,000  310,000     SH          Shared-Defined None         310,000     0 None
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THIRD WAVE
TECHNOLOGIES INC          COM     88428W108   $  8,298,000  900,000     SH          Shared-Defined None         900,000     0 None
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TONGJITANG CHINESE
MED CO SPONSORED ADR      COM     89025E103   $  4,920,000  598,500     SH          Shared-Defined None         598,500     0 None
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TRANSITION
THERAPEUTICS INC          COM     893716209   $ 23,341,000  2,102,763   SH          Shared-Defined None       2,102,763     0 None
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CALL/UTHR(WUMAU)
@  130 EXP 01/16/2010     CALL    91307C102   $    318,000  340         SH    CALL  Shared-Defined None             340     0 None
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UNIVERSAL AMERICAN
FINANCIAL CORPORATION     COM     913377107   $    723,000  68,200      SH          Shared-Defined None          68,200     0 None
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UNIVERSAL HEALTH SVC
CL B CLASS B              COM     913903100   $  6,384,000  118,900     SH          Shared-Defined None         118,900     0 None
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VALEANT
PHARMACEUTICALS INTL      COM     91911X104   $ 18,283,000  1,425,000   SH          Shared-Defined None       1,425,000     0 None
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WELLCARE HEALTH
PLANS INC                 COM     94946T106   $ 51,988,000  1,334,725   SH          Shared-Defined None       1,334,725     0 None
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WELLPOINT, INC.           COM     94973V107   $ 17,873,000  405,000     SH          Shared-Defined None         405,000     0 None
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WRIGHT MED GROUP INC      COM     98235T107   $  2,776,000  115,000     SH          Shared-Defined None         115,000     0 None
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ZIMMER HLDGS INC          COM     98956P102   $ 33,215,000  426,600     SH          Shared-Defined None         426,600     0 None
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                                              $496,798,000  65,259,207
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